Goldman Sachs Emerging Markets Debt Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	92 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan Emerging Markets Bond Index (EMBITM) Global Diversified Index (Gross, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	3.43%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.29%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.56%	1.38%	2.73%
Performance Inception Date	Apr. 20, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.86%	(0.93%)	0.65%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.51%	(0.03%)	1.12%